Stock Options (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options
Number of shares authorized	4,000,000	4,000,000
Vesting term	4 years	4 years
Expiration term	10 years	10 years